Leases - Additional Information (Detail) $ in Thousands	3 Months Ended	9 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Feb. 01, 2020 USD ($)	Nov. 02, 2019 USD ($)	Feb. 03, 2019 USD ($)
Leases Disclosure [Line Items]
Right-of-use assets	$ 1,163,361	$ 1,163,361	$ 1,145,705	$ 1,165,826
Lease liabilities	1,250,781	1,250,781
Lease liabilities, current	79,361	79,361	76,329	73,252
Lease liabilities, long-term	1,171,420	1,171,420	1,141,896	$ 1,163,250
Lease expense credit	$ 400	$ 2,400
Number of extensions	6	46
New Academy Holding Company, LLC
Leases Disclosure [Line Items]
Right-of-use assets			1,145,705		$ 1,173,741
Lease liabilities			1,218,225		1,200,000
Lease liabilities, current			76,329		84,849
Lease liabilities, long-term			$ 1,141,896		$ 1,154,697